Guarantor and Non-Guarantor Financial Information (Details Textual) - 3.50% Senior Notes due October 15, 2021 [Member]	Apr. 30, 2015
Guarantor and Non Guarantor Financial Information (Textual) [Abstract]
Interest rate on notes	3.50%
Percentage ownership of wholly-owned subsidiaries	100.00%